Note 11 (Tables)	6 Months Ended
Jun. 30, 2025
Financial assets at fair value through profit or loss [abstract]
Financial Instruments Designated At Fair Value Through Profit Or Loss [Table Text Block]
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

FINANCIAL ASSETS AND LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS (MILLIONS OF EUROS)

	Notes	June 2025	December 2024
ASSETS
Debt securities	6.2 / 7	980	836
Total assets	7	980	836
LIABILITIES
Customer deposits		903	934
Debt certificates issued		4,788	4,597
Other financial liabilities: Unit-linked products		10,369	9,420
Total liabilities	7	16,061	14,952